Investments in subsidiaries	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investments in subsidiaries
4.	Investments in subsidiaries
Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2022	31.12.2023
		%	%
Guangxi Yuchai Machinery Company Limited	PRC	76.4	76.4
Guangxi Yuchai Marine and Genset Power Co., Ltd.	PRC	76.4	76.4
Yuchai Xin-Lan New Energy Power Technology Co., Ltd	PRC	69.5	67.0
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	PRC	54.9	54.9
Guangxi Yuchai Foundry Co., Ltd	PRC	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2
The Group has the following subsidiary that has
non-controlling
interests (“NCI”) that are material to the Group.

	31.12.2021	31.12.2022	31.12.2023
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2021 RMB’000	31.12.2022 RMB’000	31.12.2023 RMB’000	31.12.2023 US$’000
Accumulated balances of material NCI
Yuchai	2,574,669	2,627,354	2,741,359	385,911

Profit allocated to material NCI
Yuchai	153,500	114,700	135,173	19,029

Dividends paid to material NCI
Yuchai	203,753	103,199	35,702	5,026

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling
interests are as follows:

31.12.2021
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	21,254,134

Profit after tax	443,499

Total comprehensive income for the year	506,769

Attributable to NCI	153,500

Summarized statement of cash flows
Operating	588,727
Investing	(674,686)
Financing	(1,002,764)

Net decrease in cash and cash equivalents	(1,088,723)

31.12.2022
Yuchai RMB’000
Summarized statement of financial position
Current assets	16,070,488
Non-current assets, excluding goodwill	6,737,117
Goodwill	212,636
Current liabilities	(11,204,417)
Non-current liabilities	(1,016,521)

Net assets	10,799,303

Total equity	10,799,303

Attributable to NCI	2,627,354

Summarized statement of comprehensive income
Revenue	15,998,041

Profit after tax	355,140

Total comprehensive income for the year	355,936

Attributable to NCI	114,700

Summarized statement of cash flows
Operating	(82,444)
Investing	(221,126)
Financing	(181,072)

Net decrease in cash and cash equivalents	(484,642)

	31.12.2023
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	18,073,115	2,544,219
Non-current assets, excluding goodwill	6,293,318	885,934
Goodwill	212,636	29,934
Current liabilities	(12,029,500)	(1,693,437)
Non-current liabilities	(1,457,329)	(205,154)

Net assets	11,092,240	1,561,496

Total equity	11,092,240	1,561,496

Attributable to NCI	2,741,359	385,911

Summarized statement of comprehensive income
Revenue	18,015,280	2,536,077

Profit after tax	431,697	60,772

Total comprehensive income for the year	442,666	62,316

Attributable to NCI	135,173	19,029

Summarized statement of cash flows
Operating	1,261,921	177,645
Investing	23,243	3,272
Financing	(67,590)	(9,515)

Net increase in cash and cash equivalents	1,217,574	171,402

Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of subsidiaries with material non-controlling
interests are:
At the end of the reporting period, cash and cash equivalents of RMB 4,934.6 million (US$694.7 million) (2022: RMB 3,713.3 million) held in the PRC are subject to local exchange control regulations. These regulations place restriction on the amount of currency being exported other than through dividends, trade and service related transactions.
Dilution of ownership in subsidiary, without loss of control in 2022 and 2023
In November 2022, Yuchai’s wholly owned subsidiary, Yuchai
Xin-Lan
issued additional ordinary shares to
non-controlling
interest for cash consideration of RMB 50.0
million. As a result, the Group’s effective equity interest in Yuchai Xin-Lan decreased to
69.5%.
In February 2023, Yuchai Xin-Lan issued additional ordinary shares to two new investors for a total cash consideration of
RMB 20.0 million (US$2.8
million). As a result, the Group’s effective equity interest in Yuchai Xin-Lan decreased to
67.0%.

Disposal of subsidiary in 2023
In December 2023, Yuchai disposed its entire shareholding in its wholly-owned subsidiary, Yuchai Remanufacturing Services (Suzhou) Co., Ltd. (“Suzhou Reman”), to a third party for an estimated
cash consideration of RMB 241.7 million (US$

34.0 million).
The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

	31.12.2023	31.12.2023
	RMB’000	US$’000
Property, plant and equipment	41,111	5,787
Right-of-use assets	22,782	3,207
Trade and other receivables	47,595	6,700
Cash and cash equivalents	32,056	4,513

	143,544	20,207
Trade and other payables	(20,109)	(2,831)
Provision for warranty	(2,145)	(302)
Contract liabilities	(104)	(14)

Carrying value of net assets	121,186	17,060

Gain on disposal:
Total estimated consideration less cost of disposal	234,228	32,973
Net assets derecognized	(121,186)	(17,060)

Gain on disposal of the subsidiary (Note 7.2(a))	113,042	15,913

Total estimated consideration less cost of disposal (i)	234,228	32,973
Add: Transaction cost unpaid	7,506	1,057
Less: Sales proceed received but restricted in use	(5,000)	(704)
Less: Cash and cash equivalents of a subsidiary	(32,056)	(4,513)
Less: Total estimated consideration due from acquirer	(236,734)	(33,326)

Net cash outflow on disposal of a subsidiary	(32,056)	(4,513)

Note:

(i)
The
estimated

consideration is RMB 179.9 million (US$ 25.3 million), along with the estimated
book value of cash and cash equivalents and agreed-upon fair value for the equipment in Suzhou Reman as of December 31, 2023.